UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-22041
Gabelli 787 Fund, Inc.

(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: October 31
Date of reporting period: July 31, 2010
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.

Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments — July 31, 2010 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS — 58.7%

	INDUSTRIALS — 12.0%

	Aerospace and Defense — 3.4%
12,100	Argon ST Inc.†	$417,087
275,000	Herley Industries Inc.†	4,257,000
30,000	Kaman Corp.	685,200
40,000	Stanley Inc.†	1,494,000

		6,853,287

	Building Products — 1.0%
140,000	Griffon Corp.†	1,898,400

	Commercial Services and Supplies — 2.4%
1,000	ATC Technology Corp.†	23,980
165,000	Bowne & Co. Inc.	1,866,150
5,000	Rollins Inc.	109,200
19,000	Sperian Protection	2,853,578

		4,852,908

	Construction and Engineering — 0.0%
500	Ginger	18,374

	Electrical Equipment — 0.4%
55,000	SL Industries Inc.†	750,200

	Industrial Conglomerates — 3.3%
850,000	Tomkins plc	4,321,423
60,000	Tyco International Ltd.	2,296,800

		6,618,223

	Machinery — 1.3%
55,000	Baldwin Technology Co. Inc., Cl. A†	68,750
8,000	CIRCOR International Inc.	250,240
42,000	Navistar International Corp.†	2,171,820

		2,490,810

	Professional Services — 0.0%
10,000	Scott Wilson Group plc	45,270

	Railroads — 0.2%
8,000	Arriva plc	96,659
12,000	GATX Corp.	339,120

		435,779

	TOTAL INDUSTRIALS	23,963,251

	HEALTH CARE — 10.9%

	Biotechnology — 0.6%
5,000	Abraxis BioScience Inc.†	376,450
10,000	Biogen Idec Inc.†	558,800
40,000	Indevus Pharmaceuticals Inc., Escrow† (a)	44,000
8,000	Talecris Biotherapeutics Holdings Corp.†	176,240

		1,155,490

	Health Care Equipment and Supplies — 4.0%
18,000	Alcon Inc.	2,791,440
50,000	ArthroCare Corp.†	1,339,000
200,000	ATS Medical Inc.†	800,000
13,000	Exactech Inc.†	205,140
120,000	Micrus Endovascular Corp.†	2,791,200
20,000	RTI Biologics Inc.†	57,800
1,500	Young Innovations Inc.	40,050

		8,024,630

	Health Care Providers and Services — 0.9%
1,000	Chemed Corp.	52,920
11,400	Odyssey HealthCare Inc.†	305,064
40,000	Psychiatric Solutions Inc.†	1,325,600

		1,683,584

	Health Care Technology — 3.0%
360,000	Phase Forward Inc.†	6,048,000

	Life Sciences Tools and Services — 1.2%
160,000	WuXi PharmaTech (Cayman) Inc., ADR†	2,400,000

	Pharmaceuticals — 1.2%
27,000	Allergan Inc.	1,648,620
25,000	Bristol-Myers Squibb Co.	623,000
1,000	Valeant Pharmaceuticals International†	56,320

		2,327,940

	TOTAL HEALTH CARE	21,639,644

	INFORMATION TECHNOLOGY — 6.7%

	Communications Equipment — 2.1%
330,000	ADC Telecommunications Inc.†	4,200,900
5,000	Emulex Corp.†	43,500

		4,244,400

	Computers and Peripherals — 0.4%
8,000	Diebold Inc.	228,960
52,000	Intermec Inc.†	546,000
1,000	SanDisk Corp.†	43,700

		818,660

	Electrical Equipment and Instruments — 0.6%
15,200	Oce NV†	120,432
8,000	Park Electrochemical Corp.	219,520
22,000	Tyco Electronics Ltd.	594,000
35,000	Zygo Corp.†	289,800

		1,223,752

	Internet Software and Services — 1.3%
14,000	IAC/InterActiveCorp.†	350,000
10,000	Novell Inc.†	60,400
150,000	Yahoo! Inc.†	2,082,000

		2,492,400

	IT Services — 1.6%
65,000	Hewitt Associates Inc.†	3,191,500

	Semiconductors and Semiconductor Equipment — 0.2%
4,000	International Rectifier Corp.†	78,120
16,000	MoSys Inc.†	72,640
20,000	Virage Logic Corp.†	239,000

		389,760

	Software — 0.5%
15,000	FalconStor Software Inc.†	46,050
2,830	GSE Systems Inc.†	11,433
See accompanying notes to schedule of investments.

1

Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments (Continued) — July 31, 2010 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)

	INFORMATION TECHNOLOGY (Continued)

	Software (Continued)
90,000	Take-Two Interactive Software Inc.†	$922,500

		979,983

	TOTAL INFORMATION TECHNOLOGY	13,340,455

	CONSUMER DISCRETIONARY — 6.2%

	Auto Components — 0.2%
16,000	Tenneco Inc.†	441,600

	Diversified Consumer Services — 0.2%
50,000	Corinthian Colleges Inc.†	455,000

	Hotels, Restaurants, and Leisure — 1.2%
15,000	Boyd Gaming Corp.†	126,900
6,000	Churchill Downs Inc.	218,220
20,000	Dollar Thrifty Automotive Group Inc.†	997,400
135,000	Dover Motorsports Inc.†	217,350
12,000	Gaylord Entertainment Co.†	347,880
80,000	Ladbrokes plc	169,970
1,000	Landry’s Restaurants Inc.†	24,490
20,000	Rubio’s Restaurants Inc.†	173,200

		2,275,410

	Household Durables — 0.5%
22,500	Harman International Industries Inc.†	684,225
8,000	Nobility Homes Inc.†	72,000
13,000	Skyline Corp.	261,040

		1,017,265

	Media — 3.5%
90,000	Acme Communications Inc.†	90,000
2,000	Ascent Media Corp., Cl. A†	55,600
13,600	British Sky Broadcasting Group plc	151,730
125,000	Clear Channel Outdoor Holdings Inc., Cl. A†	1,376,250
80,000	Crown Media Holdings Inc., Cl. A†	163,200
4,000	Discovery Communications Inc., Cl. A†	154,440
4,000	Discovery Communications Inc., Cl. C†	137,520
18,000	DISH Network Corp., Cl. A	361,440
41,000	Fisher Communications Inc.†	725,700
254	Granite Broadcasting Corp.† (a)	0
30,000	Liberty Media Corp. — Capital, Cl. A†	1,399,200
2,500	Liberty Media Corp. — Starz, Cl. A†	137,225
4,000	LIN TV Corp., Cl. A†	23,400
100,000	RCN Corp.†	1,494,000
13,000	Salem Communications Corp., Cl. A†	44,330
20,000	Shaw Communications Inc., Cl. B	391,800
48,000	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	199,226

		6,905,061

	Multiline Retail — 0.0%
3,000	Saks Inc.†	24,630

	Specialty Retail — 0.6%
85,000	Midas Inc.†	748,000
10,000	Pier 1 Imports Inc.†	69,900
45,000	Sally Beauty Holdings Inc.†	425,700

		1,243,600

	Textiles, Apparel, and Luxury Goods — 0.0%
11,000	Heelys Inc.†	29,810

	TOTAL CONSUMER DISCRETIONARY	12,392,376

	FINANCIALS — 5.6%

	Capital Markets — 1.0%
50,000	BKF Capital Group Inc.†	53,250
50,000	GLG Partners Inc.†	220,500
198,000	SWS Group Inc.	1,726,560

		2,000,310

	Consumer Finance — 2.9%
167,500	AmeriCredit Corp.†	4,038,425
150,000	SLM Corp.†	1,800,000

		5,838,425

	Insurance — 1.3%
30,000	American Physicians Capital Inc.	1,228,500
3,000	Argo Group International Holdings Ltd.	93,420
78,000	CNA Surety Corp.†	1,345,500

		2,667,420

	Real Estate Management and Development — 0.0%
500	ECO Business-Immobilien AG†	4,541

	Thrift and Mortgage Finance — 0.4%
10,000	New York Community Bancorp Inc.	172,600
45,000	NewAlliance Bancshares Inc.	547,650

		720,250

	TOTAL FINANCIALS	11,230,946

	CONSUMER STAPLES — 5.1%

	Food and Staples Retailing — 0.9%
21,700	Casey’s General Stores Inc.	830,025
4,000	Spartan Stores Inc.	57,440
20,000	The Great Atlantic & Pacific Tea Co. Inc.†	69,200
32,000	Village Super Market Inc., Cl. A	874,880

		1,831,545

	Food Products — 0.9%
2,000	Flowers Foods Inc.	48,460
19,000	Kraft Foods Inc., Cl. A	554,990
30,000	Sara Lee Corp.	443,700
32,000	Tootsie Roll Industries Inc.	807,360

		1,854,510

	Personal Products — 3.3%
40,000	Alberto-Culver Co.	1,170,800
100,000	NBTY Inc.†	5,389,000

		6,559,800

	TOTAL CONSUMER STAPLES	10,245,855

	TELECOMMUNICATION SERVICES — 4.2%

	Diversified Telecommunications Services — 0.8%
280,000	Asia Satellite Telecommunications Holdings Ltd.	432,571
350,000	Cincinnati Bell Inc.†	1,036,000

		1,468,571

See accompanying notes to schedule of investments.

2

Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments (Continued) — July 31, 2010 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)

	TELECOMMUNICATION SERVICES (Continued)

	Wireless Telecommunications Services — 3.4%
14,000	Millicom International Cellular SA	$1,305,080
2,000	Rogers Communications Inc., Cl. B	69,440
455,000	Sprint Nextel Corp.†	2,079,350
8,000	Telephone & Data Systems Inc.	273,040
66,000	United States Cellular Corp.†	3,103,980

		6,830,890

	TOTAL TELECOMMUNICATION SERVICES	8,299,461

	MATERIALS — 3.6%

	Building Products — 0.1%
6,000	CIMPOR — Cimentos de Portugal SGPS SA	36,499
2,000	Texas Industries Inc.	66,400

		102,899

	Chemicals — 0.5%
6,000	Airgas Inc.	391,740
20,100	Ferro Corp.†	214,467
12,000	Sensient Technologies Corp.	353,520

		959,727

	Containers and Packaging — 1.7%
9,800	Greif Inc., Cl. B	562,030
370,000	Myers Industries Inc.	2,926,700

		3,488,730

	Metals and Mining — 1.3%
125,000	Alcoa Inc.	1,396,250
4,000	Camino Minerals Corp.†	1,167
200	Eramet	55,371
100,000	Gerdau Ameristeel Corp.†	1,097,000
12,000	Gold Fields Ltd., ADR	162,360
237	Royal Gold Inc.	10,501

		2,722,649

	TOTAL MATERIALS	7,274,005

	UTILITIES — 3.5%

	Electric Utilities — 1.2%
5,000	Allegheny Energy Inc.	114,000
90,000	Endesa SA	2,227,804
5,000	Northeast Utilities	139,200

		2,481,004

	Gas Utilities — 0.1%
5,000	Southwest Gas Corp.	160,850

	Independent Power Producers and Energy Traders — 0.5%
2,032	Mirant Corp.†	22,291
75,000	Mirant Corp., Escrow† (a)	0
40,000	NRG Energy Inc.†	907,200

		929,491

	Multi-Utilities — 1.7%
22,000	CH Energy Group Inc.	919,600
57,267	GDF Suez, Strips (a)	74
1,000	Integrys Energy Group Inc.	47,350
80,000	NorthWestern Corp.	2,256,000
10,000	Southwest Water Co.	108,500
6	Suez SA, Strips (a)	0

		3,331,524

	TOTAL UTILITIES	6,902,869

	ENERGY — 0.9%

	Energy Equipment and Services — 0.0%
1,000	Smith International Inc.	41,480

	Oil, Gas, and Consumable Fuels — 0.9%
6,000	Anadarko Petroleum Corp.	294,960
200,000	Dragon Oil plc†	1,340,834
150,000	WesternZagros Resources Ltd.†	53,985

		1,689,779

	TOTAL ENERGY	1,731,259

	TOTAL COMMON STOCKS	117,020,121

	RIGHTS — 0.0%

	HEALTH CARE — 0.0%
6,000	Fresenius Kabi Pharmaceuticals Holding Inc., CVR, expire 12/31/10†	633

	WARRANTS — 0.0%

	CONSUMER DISCRETIONARY — 0.0%

	Media — 0.0%
636	Granite Broadcasting Corp., Ser. A, expire 06/04/12† (a)	1
636	Granite Broadcasting Corp., Ser. B, expire 06/04/12† (a)	0

		1

	TOTAL CONSUMER DISCRETIONARY	1

	UTILITIES — 0.0%

	Independent Power Producers and Energy Traders — 0.0%
6,526	Mirant Corp., Ser. A, expire 01/03/11†	326

	TOTAL WARRANTS	327

Principal
Amount
	U.S. GOVERNMENT OBLIGATIONS — 41.3%

	U.S. Treasury Bills — 41.3%
$82,203,000	U.S. Treasury Bills, 0.066% to 0.234%††, 08/05/10 to 01/20/11	82,187,982

	TOTAL U.S. GOVERNMENT OBLIGATIONS	82,187,982

	TOTAL INVESTMENTS — 100.0% (Cost $213,462,639)	$199,209,063

	Aggregate tax cost	$218,245,050

	Gross unrealized appreciation	$7,293,954
	Gross unrealized depreciation	(26,329,941)

	Net unrealized appreciation/depreciation	$(19,035,987)

See accompanying notes to schedule of investments.

3

Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments (Continued) — July 31, 2010 (Unaudited)

(a)	Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At July 31, 2010, the market value of fair valued securities amounted to $44,075 or 0.02% of total investments.

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt

CVR	Contingent Value Right
See accompanying notes to schedule of investments.

4

Gabelli Enterprise Mergers and Acquisitions Fund (the “Fund”)
Notes to Schedule of Investments (unaudited)
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative United States of America (“U.S.”) generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (the “SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The Fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
1. Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC, (the “Adviser”).
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.
The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized in to three levels as described in the hierarchy below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of July 31, 2010 is as follows:

	Valuation Inputs
		Level 2
		Other	Level 3	Total
	Level 1	Significant	Significant	Market Value
	Quoted	Observable	Unobservable	at
	Prices	Inputs	Inputs	7/31/10
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Health Care
Biotechnology	$1,111,490	—	$44,000	$1,155,490
Other Industries (a)	20,484,154	—	—	20,484,154
Consumer Discretionary
Media	6,905,061	—	0	6,905,061
Other Industries (a)	5,487,315	—	—	5,487,315
Utilities
Independent Power Producers and Energy Traders	929,491	—	0	929,491
Multi-Utilities	3,331,450	$74	—	3,331,524
Other Industries (a)	2,641,854	—	—	2,641,854
Other Industries (a)	76,085,232	—	—	76,085,232

Total Common Stocks	116,976,047	74	44,000	117,020,121

Rights (a)	633	—	—	633

Warrants:
Consumer Discretionary
Media	—	—	1	1
Utilities
Independent Power Producers and Energy Traders	326	—	—	326

Total Warrants	326	—	1	327

U.S. Government Obligations	—	82,187,982	—	82,187,982

TOTAL INVESTMENTS IN SECURITIES — ASSETS	$116,977,006	$82,188,056	$44,001	$199,209,063

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Gabelli Enterprise Mergers and Acquisitions Fund
Notes to Schedule of Investments (unaudited)
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

								Net change in
								unrealized
								appreciation/depreci
				Change in				ation during the
				unrealized				period on Level 3
	Balance as of	Accrued discounts/		appreciation/	Net purchases/	Transfers in and/or	Balance as of	investments held at
	10/31/09	(premiums)	Realized gain/(loss)	depreciation	(sales)	out of Level 3	7/31/10	7/31/10
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Health Care
Biotechnology	$44,000	$—	$—	$—	$—	$—	$44,000	$—
Consumer Discretionary
Media	0	—	—	—	—	—	0	—
Utilities
Independent Power Producers and Energy Traders	0	—	—	—	—	—	0	—

Total Common Stocks	44,000	—	—	—	—	—	44,000	—

Warrants
Consumer Discretionary
Media	0	—	—	1	—	—	1	1

Total Warrants	0	—	—	1	—	—	1	1

TOTAL INVESTMENTS IN SECURITIES	$44,000	$—	$—	$1	$—	$—	$44,001	$1

In January 2010, the FASB issued amended guidance to improve disclosure about fair value measurements which requires additional disclosures about transfers between Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation of fair value measurements using significant unobservable inputs (Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation of fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2009 and interim periods within those fiscal years, except for disclosures about purchases, sales, issuances, and settlements in the rollforward of activity in Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. Management is currently evaluating the implications of this guidance on the Fund’s financial statements.
2. Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purpose of increasing the income of the Fund or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.
The Fund’s derivative contracts held at July 31, 2010, if any, are not accounted for as hedging instruments under GAAP.
Swap Agreements. The Fund may enter into equity and contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In a swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short-term interest rates and the returns on the Fund’s portfolio securities at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. During the period ended July 31, 2010, the Fund had no investments in swap agreements.
Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Gabelli Enterprise Mergers and Acquisitions Fund
Notes to Schedule of Investments (unaudited)
The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. During the period ended July 31, 2010, the Fund had no investments in forward foreign exchange contracts.
3. Tax Information. At October 31, 2009, the Fund had a net capital loss carryforward for federal income tax purposes of $56,942,371, which is available to reduce future required distributions of net capital gains to shareholders through 2017.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Gabelli 787 Fund, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer

Date 9/28/10
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer

Date 9/28/10

By (Signature and Title)*	/s/ Joseph H. Egan

Joseph H. Egan, Principal Financial Officer

Date 9/28/10

*	Print the name and title of each signing officer under his or her signature.